Taxation - Unrecognised deferred tax assets (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Taxation
Unrecognised DTA	$ 441	$ 444	$ 420
Trading and capital losses expiring. | Within 10 years
Taxation
Temporary differences	33	4	105
Unrecognised DTA	9	1	25
Trading and capital losses expiring. | More than 10 years
Taxation
Temporary differences	1	4	4
Unrecognised DTA		1	1
Trading and capital losses expiring. | Indefinite
Taxation
Temporary differences	218	175	88
Unrecognised DTA	62	51	24
Tax credits and State tax losses expiring | Within 10 years
Taxation
Unrecognised DTA	44	40	32
Tax credits and State tax losses expiring | More than 10 years
Taxation
Unrecognised DTA	259	281	273
Tax credits and State tax losses expiring | Indefinite
Taxation
Unrecognised DTA	67	70	65
Capital losses expiring
Taxation
Unrecognised DTA	370	391	370
Capital losses expiring | Indefinite
Taxation
Temporary differences	252	183	197
Unrecognised DTA	$ 71	$ 53	$ 50